Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Disclosure of principal subsidiaries

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company name		Nature of business	%	%	%
Barclays Bank PLC	United Kingdom	Banking, holding company	100	1	—
Barclays Bank UK PLC	United Kingdom	Banking, holding company	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Execution Services Limited	United Kingdom	Service company	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—
Barclays Bank Delaware	United States	Credit card issuer	100	—	—

Disclosure of entities excluded from consolidation

		Percentage of voting rights held	Equity shareholders' funds	Retained profit for the year
Company name	Country of registration or incorporation	%	£m	£m
Palomino Limited	Cayman Islands	100	—	—